Basis of presentation and significant accounting policies - Intangible assets useful lives (Details)	12 Months Ended
Mar. 31, 2016
Intangible assets excluding software development costs | Minimum
Intangible assets
Estimated useful lives of intangible assets	5 years
Intangible assets excluding software development costs | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Software | Minimum
Intangible assets
Estimated useful lives of intangible assets	3 years
Software | Maximum
Intangible assets
Estimated useful lives of intangible assets	5 years